Financial Instruments - Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Severance accrual	$ 994	$ 1,791
Total accounts payable and accrued liabilities	225,330	131,743
Provisions	7,372	5,072
Income taxes payable	24,770	8,306
Current liabilities	271,670	150,528
Long-term provisions	188,012	70,083
Deferred credit	20,788	20,788
Deferred tax liabilities	176,808	148,819
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Financial liabilities
Provisions	3,400	1,900
Long-term provisions	185,100	68,600
Liquidity risk [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	221,488	128,486
Severance accrual	7,842	6,200
Employee compensation	2,848	1,466
Total accounts payable and accrued liabilities	232,178	136,152
Debt: Credit facility	275,000
Debt: Interest	39,992	1,550
Loss on commodity contracts		51
Provisions	6,929	4,568
Income taxes payable	24,770	8,306
Lease obligations	60,995	19,260
Future employee compensation	10,155	6,441
Current liabilities	650,019	176,328
Liquidity risk [member] | Within 1 year [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	221,488	128,486
Severance accrual	994	1,791
Employee compensation	2,848	1,466
Total accounts payable and accrued liabilities	225,330	131,743
Debt: Credit facility	0
Debt: Interest	12,952	1,200
Loss on commodity contracts		51
Provisions	3,979	3,123
Income taxes payable	24,770	8,306
Lease obligations	16,221	7,947
Future employee compensation	1,444	1,530
Current liabilities	284,696	153,900
Liquidity risk [member] | 2 - 3 years [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	0	0
Severance accrual	5,967	3,763
Employee compensation	0	0
Total accounts payable and accrued liabilities	5,967	3,763
Debt: Credit facility	0
Debt: Interest	27,040	350
Loss on commodity contracts		0
Provisions	633	547
Income taxes payable	0	0
Lease obligations	15,906	7,898
Future employee compensation	8,711	4,911
Current liabilities	58,257	17,469
Liquidity risk [member] | 4-5 years [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	0	0
Severance accrual	772	534
Employee compensation	0	0
Total accounts payable and accrued liabilities	772	534
Debt: Credit facility	275,000
Debt: Interest	0	0
Loss on commodity contracts		0
Provisions	1,350	720
Income taxes payable	0	0
Lease obligations	7,193	2,885
Future employee compensation	0	0
Current liabilities	284,315	4,139
Liquidity risk [member] | After 5 years [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	0	0
Severance accrual	109	112
Employee compensation	0	0
Total accounts payable and accrued liabilities	109	112
Debt: Credit facility	0
Debt: Interest	0	0
Loss on commodity contracts		0
Provisions	967	178
Income taxes payable	0	0
Lease obligations	21,675	530
Future employee compensation	0	0
Current liabilities	$ 22,751	$ 820